Acquisitions and business divestments (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014 entity	Dec. 31, 2013 entity	Dec. 31, 2012 entity	Jul. 25, 2013	May 16, 2012
Acquisitions
Aggregate excess of purchase price over fair value of net assets acquired	$ 9	$ 525	$ 2,895
Number of acquired businesses	6	7	9
Fair value of replacement vested stock options issued		2	5
Adjustment included in aggregate excess of purchase price over fair value of net assets acquired reflecting reduction in certain deferred tax liabilities	42	63
Allocation of the purchase consideration for business acquisitions
Weighted-average useful life of acquired intangible assets		7 years
Allocated amount, Goodwill	10,053	10,670	10,226
Total consideration (net of cash acquired)	58	897	3,643
Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Weighted-average useful life of acquired intangible assets		11 years
Business acquisitions in 2013
Acquisitions
Fair value of replacement vested stock options issued		2
Purchase price per share of acquisition (in dollars per share)				$ 6.35
Aggregate cash outflows related to acquisition				737
Cash outflows for purchase of shares				705
Cash settlement of acquired entity's options held at acquisition date				32
Allocation of the purchase consideration for business acquisitions
Intangible assets		208
Weighted-average useful life of acquired intangible assets		7 years
Allocated amount, fixed assets		124
Allocated amount, deferred tax liabilities		(74)
Allocated amount, Other assets and liabilities, net		93
Allocated amount, Goodwill		546
Total consideration (net of cash acquired)		897
Thomas & Betts
Acquisitions
Fair value of replacement vested stock options issued			5
Purchase price per share of acquisition (in dollars per share)					$ 72
Aggregate cash outflows related to acquisition					3,700
Cash outflows for purchase of shares					3,282
Cash settlement of acquired entity's options held at acquisition date					94
Cash outflows to repay debt assumed upon acquisition					324
Allocation of the purchase consideration for business acquisitions
Intangible assets			1,515
Weighted-average useful life of acquired intangible assets			15 years
Allocated amount, fixed assets			458
Allocated amount, debt acquired			(619)
Allocated amount, deferred tax liabilities			(971)
Allocated amount, inventories			300
Allocated amount, Other assets and liabilities, net			49
Allocated amount, Goodwill			2,649
Total consideration (net of cash acquired)			3,381
Gross receivables			387
Receivables, net of allowance for estimated uncollectable receivables			344
Cash acquired			521
Total revenues			1,541
Net loss (including acquisition charges)			10
Unaudited pro forma financial information
Total revenues			40,251
Income from continuing operation, net of tax			2,924
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)			(26)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition			11
Impact on cost of sales from fair valuing acquired inventory			31
Impact on cost of sales from additional depreciation of fixed assets			(12)
Interest expenses on debt			5
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans adjustments			16
Impact on selling, general and administrative expenses from acquisition related costs			56
Impact on interest and other finance expense from bridging facility costs			13
Other			(5)
Income taxes			(7)
Total pro forma adjustments			82
Thomas & Betts | Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Intangible assets			1,169
Weighted-average useful life of acquired intangible assets			18 years
Thomas & Betts | Technology
Allocation of the purchase consideration for business acquisitions
Intangible assets			179
Weighted-average useful life of acquired intangible assets			5 years
Thomas & Betts | Trade name(s)
Allocation of the purchase consideration for business acquisitions
Intangible assets			155
Weighted-average useful life of acquired intangible assets			10 years
Thomas & Betts | Order backlog
Allocation of the purchase consideration for business acquisitions
Intangible assets			12
Weighted-average useful life of acquired intangible assets			7 months 15 days
Business acquisitions in 2012, excluding Thomas & Betts
Allocation of the purchase consideration for business acquisitions
Intangible assets			68
Allocated amount, fixed assets			25
Allocated amount, deferred tax liabilities			(24)
Allocated amount, Other assets and liabilities, net			21
Allocated amount, Goodwill			172
Total consideration (net of cash acquired)			$ 262